Shareholders’ (Deficiency) Equity (Tables)	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Schedule of the Status of Options and Changes	A summary of the status of options under the Company’s share option plans as of December 31, 2023 and changes during the relevant period ended on that date is presented below:
	For the year ended December 31, 2023
	Number of options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)

Outstanding at beginning of year	8,237,794	$5.77	$2,588	7.24
Granted	3,520,111	$3.47
Exercised	(43,560)	$1.10
Forfeited and cancelled	(1,193,571)	$5.68

Outstanding at end of period	10,520,774	$5.03	$2,264	7.08

Exercisable options	6,460,049	$4.60	$2,264	6.02

Schedule of Summary of the Status of RSUs Under the Plan	A summary of the status of RSUs under the Plan as of December 31, 2023 and changes during the relevant period ended on that date is presented below:
Number of RSU

Outstanding at beginning of year	924,867
Granted	458,911
Vested	(453,831)
Forfeited and cancelled	(116,679)

Outstanding at end of year	813,268

Schedule of total equity-based compensation expense	The total equity-based compensation expense related to all of the Company’s equity-based awards recognized for the years ended December 31, 2021, 2022 and 2023, was comprised as follows:
	Year ended December 31,
	2021	2022	2023

Research and development	$654	$4,289	$5,073
Marketing expenses	7	210	2,379
General and administrative	151	2,249	474

Total share-based compensation expense	$812	$6,748	$7,926